Acquisitions and Divestitures - 2018 Acquisitions (Details) $ / shares in Units, $ in Millions, $ in Millions								12 Months Ended
	Dec. 14, 2018 USD ($)	Jul. 05, 2018 USD ($)	Jun. 19, 2018	Jun. 18, 2018 USD ($) $ / shares shares	Mar. 09, 2018 USD ($) shares	Feb. 22, 2018 USD ($) shares	Jan. 13, 2017 USD ($)	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016	May 31, 2018 USD ($)	May 31, 2018 CAD ($)	Feb. 22, 2018 CAD ($) shares	Jan. 31, 2018 USD ($)
Disclosure of detailed information about business combination [line items]
Dividends paid, other shares								$ 45.1	$ 44.6
Share of profit of associates								221.1	200.5
Other net changes in capitalization (notes 16 and 23)								(611.5)	420.6
Acquisitions of subsidiaries								$ (5.8)	$ 4,647.6
Toys R Us Canada
Disclosure of detailed information about business combination [line items]
Purchase consideration											$ 41.1	$ 53.3
Percentage of interests acquired											100.00%	100.00%
SBI Seguros Uruguay S.A. (SouthBridge Uruguay)
Disclosure of detailed information about business combination [line items]
Cash transferred														$ 5.9
Sporting Life Inc. (Sporting Life)
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary								65.10%
Golf Town Limited
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary								65.10%
Fairfax Africa
Disclosure of detailed information about business combination [line items]
Number of subordinated voting equity interests acquired | shares								4,745,421
Proportion of ownership interest in subsidiary			59.20%					58.70%	64.20%
Other net changes in capitalization (notes 16 and 23)								$ 3.9
Ownership percentage				59.20%					64.20%
Voting interest percentage				98.30%					98.80%
Acquisitions of subsidiaries								$ 86.6
Brit
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary	88.90%	88.00%						88.90%
The Keg
Disclosure of detailed information about business combination [line items]
Percentage of interest sold						51.00%
Proportion of ownership interest in subsidiary								43.70%
Fairfax India
Disclosure of detailed information about business combination [line items]
Number of subordinated voting equity interests acquired | shares					7,663,685
Proportion of ownership interest in subsidiary					33.60%			33.70%	30.20%
Other net changes in capitalization (notes 16 and 23)							$ (3.3)
Ownership percentage							30.20%
Voting interest percentage							93.60%
Acquisitions of subsidiaries							$ 336.3
Sporting Life Group Limited | Sporting Life Inc. (Sporting Life)
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary								100.00%
Sporting Life Group Limited | Golf Town Limited
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary								100.00%
Fairfax Africa
Disclosure of detailed information about business combination [line items]
Number of shares issued (in shares) | shares				12,300,000
Share price (in dollars per share) | $ / shares				$ 12.25
Proceeds from issuing shares, gross				$ 150.7
Proceeds from issuing shares				$ 148.3
Brit
Disclosure of detailed information about business combination [line items]
Capital contribution	$ 126.0	$ 264.6
Percentage of economic interests acquired		11.20%
Consideration paid		$ 251.8
Dividends paid, other shares		$ 12.8
Other shareholders | The Keg
Disclosure of detailed information about business combination [line items]
Percentage of interest sold						49.00%
Recipe | The Keg
Disclosure of detailed information about business combination [line items]
Cash transferred						$ 7.9							$ 10.0
Purchase consideration						$ 74.6							$ 94.7
Percentage of interests acquired						49.00%							49.00%
Recipe | The Keg
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary								100.00%
Quess
Disclosure of detailed information about business combination [line items]
Other net changes in capitalization (notes 16 and 23)								$ 212.5	$ 135.6
Ownership percentage									33.10%	42.10%
Acquisitions of subsidiaries									$ 210.0
Toys R Us Canada
Disclosure of detailed information about business combination [line items]
Additional investment											$ 193.7	$ 251.3
Recipe
Disclosure of detailed information about business combination [line items]
Ownership percentage						43.20%			40.20%
Subordinate voting shares
Disclosure of detailed information about business combination [line items]
Number of shares issued (in shares) | shares								27,717,325	27,904,801
Subordinate voting shares | Fairfax Africa
Disclosure of detailed information about business combination [line items]
Consideration paid								$ 57.8
Subordinate voting shares | Fairfax India
Disclosure of detailed information about business combination [line items]
Number of shares issued (in shares) | shares					7,663,685
Subordinate voting shares | Recipe | The Keg
Disclosure of detailed information about business combination [line items]
Number of shares issued (in shares) | shares						3,400,000							3,400,000
Other shareholders | Recipe | The Keg
Disclosure of detailed information about business combination [line items]
Cash transferred						$ 74.8							$ 95.0
Purchase consideration						82.7							105.0
Contingent consideration						$ 23.6							$ 30.0
Other shareholders | Subordinate voting shares | Recipe | The Keg
Disclosure of detailed information about business combination [line items]
Number of shares issued (in shares) | shares						401,284							401,284
Investments accounted for using equity method | Quess
Disclosure of detailed information about business combination [line items]
Fair value of equity method investment								1,109.5
Share of profit of associates								$ 889.9
Public Offering | Fairfax Africa
Disclosure of detailed information about business combination [line items]
Number of subordinated voting equity interests acquired | shares				4,100,000
Cash transferred				$ 50.2
Open Market | Fairfax Africa
Disclosure of detailed information about business combination [line items]
Number of subordinated voting equity interests acquired | shares				645,421
Cash transferred				$ 7.6
Fairfax India
Disclosure of detailed information about business combination [line items]
Performance fee revenue					$ 114.4